SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS Equity 500 Index Fund DWS S&P 500 Index Fund

The following information replaces the existing tables for DWS Equity 500 Index Fund and DWS S&P 500 Index Fund in “Part I: Appendix I-D – Portfolio Management” of the funds’ Statement of Additional Information. The information for Chris J. Jaeger and Michael Gleeman is provided as of September 30, 2024.

DWS Equity 500 Index Fund

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Chris J. Jaeger	$0
Michael Gleeman	$0

DWS S&P 500 Index Fund

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Chris J. Jaeger	$0
Michael Gleeman	$0

Conflicts of Interest

DWS Equity 500 Index Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Chris J. Jaeger	6	$20,493,261,223	0	$0
Michael Gleeman	2	$2,581,539,895	0	$0

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Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Chris J. Jaeger	6	$42,631,068,031	0	$0
Michael Gleeman	9	$35,377,923,971	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
Chris J. Jaeger	14	$14,405,485,263	0	$0
Michael Gleeman	9	$36,577,207,868	0	$0

DWS S&P 500 Index Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Chris J. Jaeger	6	$19,506,346,747	0	$0
Michael Gleeman	2	$1,594,625,519	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Chris J. Jaeger	6	$42,631,068,031	0	$0
Michael Gleeman	9	$35,377,923,971	0	$0

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Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
Chris J. Jaeger	14	$14,405,485,263	0	$0
Michael Gleeman	9	$36,577,207,868	0	$0

Please Retain This Supplement for Future Reference

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